OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street
New York, New York 10281

May 6, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Registration Statement on Form N-14 for Oppenheimer Main Street Fund; Information Statement for Oppenheimer Principal Protected Main Street Fund

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act"), is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer Main Street Fund (the "Registrant"), a series of Oppenheimer Main Street Funds, Inc., an open-end investment company. As per the discussion with Securities and Exchange Commission Staff on Thursday, May 6, 2010, this Pre-Effective Amendment is being filed solely to update Part C for the purpose of including an undertaking to file as amendments the opinion and consent of counsel regarding the legality of the securities being offered and the tax opinion of counsel regarding the transaction contemplated by the Agreement and Plan of Reorganization qualifying as a tax-free reorganization under the Internal Revenue Code. Parts A and B, and the exhibit to Part C are incorporated herein by reference from the Registration Statement filed on May 5, 2010 (File No. 333-166553). There are no other changes included in the filing.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Nancy S. Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089
nvann@oppenheimerfunds.com

Thank you for your assistance.

Very truly yours,

/s/ Amee Kantesaria

Amee Kantesaria

Vice President and Assistant Counsel

Tel.: 212.323.5217

Fax: 212.323.4070

akantesaria@oppenheimerfunds.com

cc:     K&L Gates LLP

KPMG LLP

     Gloria LaFond

     Nancy S. Vann